Right-of-use assets and Lease liabilities - Details of Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 12,149	$ 7,704
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	13,939	8,881
Nominal amounts | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3,565	2,367
Nominal amounts | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	10,374	6,514
Nominal amounts | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,159	2,158
Nominal amounts | SQM Salar S.A. | Empresa Constructora Contex Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	540	540
Nominal amounts | SQM Salar S.A. | Empresa Constructora Contex Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,619	1,618
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	400	193
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	100	48
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	300	145
Nominal amounts | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		337
Nominal amounts | SQM Salar S.A. | SKM Industrial Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		202
Nominal amounts | SQM Salar S.A. | SKM Industrial Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		135
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	193	400
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	48	100
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	145	300
Nominal amounts | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	98	195
Nominal amounts | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	49	49
Nominal amounts | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	49	146
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31	31
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8	8
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23	23
Nominal amounts | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	433
Nominal amounts | SQM Salar S.A. | Inversiones y Gestin New Energy SpA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	108
Nominal amounts | SQM Salar S.A. | Inversiones y Gestin New Energy SpA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	325
Nominal amounts | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	219
Nominal amounts | SQM Salar S.A. | Tatersall Maquinarias S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55
Nominal amounts | SQM Salar S.A. | Tatersall Maquinarias S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	164
Nominal amounts | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,176
Nominal amounts | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	294
Nominal amounts | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	882
Nominal amounts | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79
Nominal amounts | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20
Nominal amounts | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59
Nominal amounts | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	520
Nominal amounts | SQM Salar S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	130
Nominal amounts | SQM Salar S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	390
Nominal amounts | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,865	1,865
Nominal amounts | SQM Industrial S.A. | El Trovador S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	466	466
Nominal amounts | SQM Industrial S.A. | El Trovador S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,399	1,399
Nominal amounts | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	720	721
Nominal amounts | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	180	180
Nominal amounts | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	540	541
Nominal amounts | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	118	118
Nominal amounts | SQM Industrial S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	30	30
Nominal amounts | SQM Industrial S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	88	88
Nominal amounts | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		74
Nominal amounts | SQM Industrial S.A. | Technofast | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		18
Nominal amounts | SQM Industrial S.A. | Technofast | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		56
Nominal amounts | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	73	73
Nominal amounts | SQM Nitratos S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	18
Nominal amounts | SQM Nitratos S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55	55
Nominal amounts | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79	79
Nominal amounts | SQM S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	20
Nominal amounts | SQM S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59	59
Nominal amounts | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	5
Nominal amounts | Orcoma Estudios SPA | Obispado de Iquique | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Nominal amounts | Orcoma Estudios SPA | Obispado de Iquique | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Nominal amounts | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	6
Nominal amounts | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Nominal amounts | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	5
Nominal amounts | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Nominal amounts | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Nominal amounts | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3	3
Nominal amounts | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		343
Nominal amounts | Soquimich Comercial S.A. | Containers Operators S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		86
Nominal amounts | Soquimich Comercial S.A. | Containers Operators S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		257
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	266	165
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	84	41
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	182	124
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	102	178
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A. one | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	43	44
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A. one | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59	134
Nominal amounts | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	628	628
Nominal amounts | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	157	157
Nominal amounts | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	471	471
Nominal amounts | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	232	232
Nominal amounts | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	58	58
Nominal amounts | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	174	174
Nominal amounts | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	229	223
Nominal amounts | SQM North America Corp. | Paces West LL. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	56	55
Nominal amounts | SQM North America Corp. | Paces West LL. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	173	168
Nominal amounts | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	5
Nominal amounts | SQM North America Corp. | Deep South Equipment Company | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Nominal amounts | SQM North America Corp. | Deep South Equipment Company | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Nominal amounts | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134	130
Nominal amounts | SQM North America Corp. | Hawkins Nunmber One, LLC | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	34	32
Nominal amounts | SQM North America Corp. | Hawkins Nunmber One, LLC | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	100	98
Nominal amounts | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	6
Nominal amounts | SQM North America Corp. | Tennant-South | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	2
Nominal amounts | SQM North America Corp. | Tennant-South | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	4
Nominal amounts | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Nominal amounts | SQM North America Corp. | Deacon Jones CDJR | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Nominal amounts | SQM North America Corp. | Deacon Jones CDJR | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Nominal amounts | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Nominal amounts | SQM North America Corp. | Berwyn Partners Inc. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Nominal amounts | SQM North America Corp. | Berwyn Partners Inc. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Nominal amounts | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Nominal amounts | SQM North America Corp. | Myers Ford Co Inc. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Nominal amounts | SQM North America Corp. | Myers Ford Co Inc. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Nominal amounts | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Nominal amounts | SQM North America Corp. | Ford Motor Credit Company | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Nominal amounts | SQM North America Corp. | Ford Motor Credit Company | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Nominal amounts | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Nominal amounts | SQM North America Corp. | Porter and Howard INC. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Nominal amounts | SQM North America Corp. | Porter and Howard INC. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Nominal amounts | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Nominal amounts | SQM North America Corp. | Hanford Chrysler Dodge Jeep | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Nominal amounts | SQM North America Corp. | Hanford Chrysler Dodge Jeep | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	395	395
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	99	99
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	296	296
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	66	78
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	20
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	46	58
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23	28
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	16	21
Nominal amounts | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	408	408
Nominal amounts | SQM Europe NV | Straatsburgdok N.V. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	102	102
Nominal amounts | SQM Europe NV | Straatsburgdok N.V. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	306	306
Nominal amounts | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	15	34
Nominal amounts | SQM Australia PTY | Ausco Modular Pty Limited | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	15	9
Nominal amounts | SQM Australia PTY | Ausco Modular Pty Limited | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	25
Nominal amounts | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	492	279
Nominal amounts | SQM Australia PTY | Western Australian Land Authority | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	105	52
Nominal amounts | SQM Australia PTY | Western Australian Land Authority | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	387	227
Nominal amounts | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	99
Nominal amounts | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	25
Nominal amounts | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	74
Nominal amounts | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,468
Nominal amounts | SQM Australia PTY | Mining Thiess Pty Ltd. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	640
Nominal amounts | SQM Australia PTY | Mining Thiess Pty Ltd. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,828
Nominal amounts | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	88
Nominal amounts | SQM Australia PTY | Project JV | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	22
Nominal amounts | SQM Australia PTY | Project JV | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	66
Nominal amounts | SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		11
Nominal amounts | SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		5
Nominal amounts | SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		6
Nominal amounts | SQM Australia PTY | Knight Frank
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		12
Nominal amounts | SQM Australia PTY | Knight Frank | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		12
Nominal amounts | SQM Australia PTY | Knight Frank | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Nominal amounts | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	6
Nominal amounts | SQM Colombia S.A.S. | Mareauto Colombia S.A.S. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	2
Nominal amounts | SQM Colombia S.A.S. | Mareauto Colombia S.A.S. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8	9
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	2
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6	7
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9	10
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	3
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Nominal amounts | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	48
Nominal amounts | SQM Africa Pty | Goscor Finance (Pty) Ltd | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	12
Nominal amounts | SQM Africa Pty | Goscor Finance (Pty) Ltd | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	36
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	12,149	7,704
Amounts at amortized cost | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3,108	2,009
Amounts at amortized cost | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9,041	5,695
Amounts at amortized cost | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,965	1,864
Amounts at amortized cost | SQM Salar S.A. | Empresa Constructora Contex Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	482	457
Amounts at amortized cost | SQM Salar S.A. | Empresa Constructora Contex Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,483		$ 1,407
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	372	175
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	92	43
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	280	132
Amounts at amortized cost | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		330
Amounts at amortized cost | SQM Salar S.A. | SKM Industrial Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		197
Amounts at amortized cost | SQM Salar S.A. | SKM Industrial Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		133
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	180	361
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	89
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	136	272
Amounts at amortized cost | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	98	191
Amounts at amortized cost | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	49	47
Amounts at amortized cost | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	49	144
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28	27
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	21	20
Amounts at amortized cost | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	433
Amounts at amortized cost | SQM Salar S.A. | Inversiones y Gestin New Energy SpA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	108
Amounts at amortized cost | SQM Salar S.A. | Inversiones y Gestin New Energy SpA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	325
Amounts at amortized cost | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	190
Amounts at amortized cost | SQM Salar S.A. | Tatersall Maquinarias S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	47
Amounts at amortized cost | SQM Salar S.A. | Tatersall Maquinarias S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	143
Amounts at amortized cost | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,077
Amounts at amortized cost | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	267
Amounts at amortized cost | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	810
Amounts at amortized cost | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79
Amounts at amortized cost | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20
Amounts at amortized cost | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59
Amounts at amortized cost | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	452
Amounts at amortized cost | SQM Salar S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	112
Amounts at amortized cost | SQM Salar S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	340
Amounts at amortized cost | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,520	1,474
Amounts at amortized cost | SQM Industrial S.A. | El Trovador S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	376	364
Amounts at amortized cost | SQM Industrial S.A. | El Trovador S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,144	1,110
Amounts at amortized cost | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	699	680
Amounts at amortized cost | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	173	168
Amounts at amortized cost | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	526	512
Amounts at amortized cost | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	113	109
Amounts at amortized cost | SQM Industrial S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28	27
Amounts at amortized cost | SQM Industrial S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	85	82
Amounts at amortized cost | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		73
Amounts at amortized cost | SQM Industrial S.A. | Technofast | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		18
Amounts at amortized cost | SQM Industrial S.A. | Technofast | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		55
Amounts at amortized cost | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	69	67
Amounts at amortized cost | SQM Nitratos S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17	17
Amounts at amortized cost | SQM Nitratos S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	52	50
Amounts at amortized cost | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	73	73
Amounts at amortized cost | SQM S.A. | Jungheinrich Rentalif SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	18
Amounts at amortized cost | SQM S.A. | Jungheinrich Rentalif SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55	55
Amounts at amortized cost | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3	2
Amounts at amortized cost | Orcoma Estudios SPA | Obispado de Iquique | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Amounts at amortized cost | Orcoma Estudios SPA | Obispado de Iquique | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	1
Amounts at amortized cost | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	5
Amounts at amortized cost | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Amounts at amortized cost | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Amounts at amortized cost | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3	2
Amounts at amortized cost | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Amounts at amortized cost | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	1
Amounts at amortized cost | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		342
Amounts at amortized cost | Soquimich Comercial S.A. | Containers Operators S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		85
Amounts at amortized cost | Soquimich Comercial S.A. | Containers Operators S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		257
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	242	163
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	77	41
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	165	122
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	103	175
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A. one | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	44
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A. one | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59	131
Amounts at amortized cost | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	532	515
Amounts at amortized cost | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	131	127
Amounts at amortized cost | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	401	388
Amounts at amortized cost | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	219	213
Amounts at amortized cost | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	54	52
Amounts at amortized cost | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	165	161
Amounts at amortized cost | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	195	182
Amounts at amortized cost | SQM North America Corp. | Paces West LL. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	47	44
Amounts at amortized cost | SQM North America Corp. | Paces West LL. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	148	138
Amounts at amortized cost | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	5
Amounts at amortized cost | SQM North America Corp. | Deep South Equipment Company | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Amounts at amortized cost | SQM North America Corp. | Deep South Equipment Company | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Amounts at amortized cost | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	128	121
Amounts at amortized cost | SQM North America Corp. | Hawkins Nunmber One, LLC | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31	30
Amounts at amortized cost | SQM North America Corp. | Hawkins Nunmber One, LLC | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	97	91
Amounts at amortized cost | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3	6
Amounts at amortized cost | SQM North America Corp. | Tennant-South | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	1
Amounts at amortized cost | SQM North America Corp. | Tennant-South | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	5
Amounts at amortized cost | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Amounts at amortized cost | SQM North America Corp. | Deacon Jones CDJR | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Amounts at amortized cost | SQM North America Corp. | Deacon Jones CDJR | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Amounts at amortized cost | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Amounts at amortized cost | SQM North America Corp. | Berwyn Partners Inc. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Amounts at amortized cost | SQM North America Corp. | Berwyn Partners Inc. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Amounts at amortized cost | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Amounts at amortized cost | SQM North America Corp. | Myers Ford Co Inc. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Amounts at amortized cost | SQM North America Corp. | Myers Ford Co Inc. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Amounts at amortized cost | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Amounts at amortized cost | SQM North America Corp. | Ford Motor Credit Company | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Amounts at amortized cost | SQM North America Corp. | Ford Motor Credit Company | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Amounts at amortized cost | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Amounts at amortized cost | SQM North America Corp. | Porter and Howard INC. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Amounts at amortized cost | SQM North America Corp. | Porter and Howard INC. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3
Amounts at amortized cost | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Amounts at amortized cost | SQM North America Corp. | Hanford Chrysler Dodge Jeep | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Amounts at amortized cost | SQM North America Corp. | Hanford Chrysler Dodge Jeep | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	350	338
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	86	84
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	264	254
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	62	70
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	17
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	53
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23	25
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	6
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	16	19
Amounts at amortized cost | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	386	383
Amounts at amortized cost | SQM Europe NV | Straatsburgdok N.V. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	96	95
Amounts at amortized cost | SQM Europe NV | Straatsburgdok N.V. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	290	288
Amounts at amortized cost | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	32
Amounts at amortized cost | SQM Australia PTY | Ausco Modular Pty Limited | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	8
Amounts at amortized cost | SQM Australia PTY | Ausco Modular Pty Limited | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	24
Amounts at amortized cost | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	148	347
Amounts at amortized cost | SQM Australia PTY | Western Australian Land Authority | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	54	103
Amounts at amortized cost | SQM Australia PTY | Western Australian Land Authority | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	94	244
Amounts at amortized cost | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	94
Amounts at amortized cost | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23
Amounts at amortized cost | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	71
Amounts at amortized cost | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,111
Amounts at amortized cost | SQM Australia PTY | Mining Thiess Pty Ltd. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	538
Amounts at amortized cost | SQM Australia PTY | Mining Thiess Pty Ltd. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,573
Amounts at amortized cost | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79
Amounts at amortized cost | SQM Australia PTY | Project JV | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	19
Amounts at amortized cost | SQM Australia PTY | Project JV | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	60
Amounts at amortized cost | SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		11
Amounts at amortized cost | SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		3
Amounts at amortized cost | SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		8
Amounts at amortized cost | SQM Australia PTY | Knight Frank
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		12
Amounts at amortized cost | SQM Australia PTY | Knight Frank | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		12
Amounts at amortized cost | SQM Australia PTY | Knight Frank | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Amounts at amortized cost | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	6
Amounts at amortized cost | SQM Colombia S.A.S. | Mareauto Colombia S.A.S. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	2
Amounts at amortized cost | SQM Colombia S.A.S. | Mareauto Colombia S.A.S. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	4
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8	9
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	2
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6	7
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9	10
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	3
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A. | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	$ 7
Amounts at amortized cost | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	35
Amounts at amortized cost | SQM Africa Pty | Goscor Finance (Pty) Ltd | Later than three months
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Amounts at amortized cost | SQM Africa Pty | Goscor Finance (Pty) Ltd | Later than three months and not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 27